DEFERRED INCOME (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF DEFERRED INCOME

	December 31, 2022	December 31, 2021
Deferred income from customers	$58,457	$68,053
Deferred income from government	5,233	5,233
	$63,690	$73,286

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2022

Expressed in Canadian Dollars